Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consist of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	976,625	991,490	141,061
10 % Investment (1 company)	158,452	158,452	22,543
9.0 % Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,236,210
5.0 % Investment (18 companies in the AR, VR and digital marketing areas)	539,097	538,947	76,677
4.0 % Investment (12 companies in the AR, VR, 3D animation and software areas)	268,387	268,387	38,184
3.5 % Investment (2 companies in the AR and VR areas)	336,123	336,123	47,821
3.0 % Investment (5 companies in the AR, VR and 3D animation areas)	43,487	43,487	6,187
2.0 % Investment (2 companies in the AR, VR, 3D animation and software areas)	16,616	16,616	2,364
1.0 % Investment (9 companies in the AR, VR, 3D animation, hardware and software areas)	178,011	178,011	25,326
Total	11,205,874	11,220,589	1,596,373